OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Related to financing activities:
Accrued interest	$ 23.2	$ 33.0
Payables related to derivatives	22.3	31.2
Related to operating and other activities:
Accrued personnel costs	244.1	148.0
Accrued advertising and promotion	118.1	57.3
Contract liabilities	82.5	25.0
Refund liabilities	41.8	35.5
Sales & value-added taxes	54.3	25.7
Goods received not invoiced	45.5	25.7
Accrued royalties	6.7	8.5
Liabilities for share-based payments	0.0	18.5
Other accrued liabilities	49.4	159.2
Total	687.9	567.5
Long-term portion of liabilities for share-based payments	$ 0.1	$ 7.4